Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	May. 31, 2015 USD ($)	May. 31, 2010 USD ($)	May. 31, 2015 USD ($) Entity Segment	May. 31, 2014 USD ($) Entity	May. 31, 2013 USD ($)	May. 31, 2012 USD ($) shares
Significant Of Accounting Policies [Line Items]
Carrying value of retained interest in SPHC		$ 0
Net loss from deconsolidation of business		$ (7,900,000)
Amount funded for trust as per agreement	$ 450,000,000		$ 450,000,000
Revolving credit facility, maximum borrowing capacity	800,000,000		800,000,000
Initial payment for long term debt			450,000,000
Business combination, total consideration transferred			772,600,000
Business acquisition, preliminary fair value of goodwill	1,215,688,000		1,215,688,000	$ 1,147,374,000	$ 1,113,831,000
Business acquisition, preliminary fair value of intangible assets	26,781,000		$ 26,781,000	$ 19,462,000
Number of business acquisition | Entity			6	4
Number of reportable segments | Segment			2
Net transactional foreign exchange losses			$ 22,300,000	$ 17,700,000
Bad debt expense			4,900,000	7,600,000	18,800,000
Advertising cost			40,800,000	49,600,000	43,200,000
Research and development cost			56,700,000	54,600,000	49,300,000
Impairment loss on equity method investment			2,023,000	2,888,000	(44,671,000)
Impairment of investments					51,092,000
Impact of adjustment for accumulated foreign currency translation					(6,100,000)
Unremitted foreign earnings possible could repatriate	347,500,000		419,100,000
Provision for deferred income taxes on unremitted foreign earnings	106,227,000		106,227,000	2,500,000
Deferred tax liability, unremitted foreign earnings	108,508,000		108,508,000	2,500,000
Foreign subsidiary undistributed earnings	864,000,000		864,000,000
Deferred debt cost, Current	3,000,000		3,000,000	2,800,000
Deferred debt costs, long term net	$ 11,500,000		$ 11,500,000	9,900,000
RPM Holdco
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership percentage	21.39%		21.39%
Business acquisition, allocation of total consideration	$ 208,400,000		$ 208,400,000
Business acquisition, preliminary fair value of goodwill	118,700,000		118,700,000
Business acquisition, preliminary fair value of intangible assets	176,000,000		176,000,000
Business acquisition, preliminary fair value of income tax assets	271,700,000		271,700,000
Business acquisition, preliminary fair value of net deferred tax liabilities	72,300,000		72,300,000
RPM Holdco | Indefinite-Lived Trade Names
Significant Of Accounting Policies [Line Items]
Business acquisition, preliminary fair value of intangible assets	52,700,000		52,700,000
RPM Holdco | Formulas
Significant Of Accounting Policies [Line Items]
Business acquisition, preliminary fair value of intangible assets	2,600,000		2,600,000
RPM Holdco | Customer Relationships
Significant Of Accounting Policies [Line Items]
Business acquisition, preliminary fair value of intangible assets	118,700,000		118,700,000
RPM Holdco | Definite-Lived Trade Names
Significant Of Accounting Policies [Line Items]
Business acquisition, preliminary fair value of intangible assets	2,000,000		2,000,000
Specialty Products Holding Corp. (SPHC)
Significant Of Accounting Policies [Line Items]
Unremitted foreign earnings possible could repatriate			32,400,000
Specialty Products Holding Corp. (SPHC) | RPM Holdco
Significant Of Accounting Policies [Line Items]
Business acquisition, allocation of total consideration	564,200,000		564,200,000
Other Long-Term Liabilities
Significant Of Accounting Policies [Line Items]
Bankruptcy Note, net present value	328,000,000		328,000,000
Third Party
Significant Of Accounting Policies [Line Items]
Shipping costs			142,900,000	133,000,000	125,600,000
Second Anniversary
Significant Of Accounting Policies [Line Items]
Amount funded for trust as per agreement	102,500,000		102,500,000
Third Anniversary
Significant Of Accounting Policies [Line Items]
Amount funded for trust as per agreement	120,000,000		120,000,000
Fourth Anniversary
Significant Of Accounting Policies [Line Items]
Amount funded for trust as per agreement	125,000,000		125,000,000
UNITED STATES
Significant Of Accounting Policies [Line Items]
Unremitted foreign earnings possible could repatriate			39,200,000
Kemrock Industries and Exports Limited
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership percentage						23.00%
Loans deemed uncollectible, recorded as loss					9,000,000
Impairment loss on equity method investment					(55,900,000)
Equity method investment, carrying value	0		0	0
Kemrock global depository receipts
Significant Of Accounting Policies [Line Items]
Acquisition of equity method investment, shares | shares						693,072
Purchase of global depository receipt, value						$ 7,200,000
Consumer Segment
Significant Of Accounting Policies [Line Items]
Business acquisition, preliminary fair value of goodwill	$ 573,053,000		$ 573,053,000	$ 575,216,000	549,013,000
Number of reportable segments | Entity			2	2
Industrial Reportable Segment
Significant Of Accounting Policies [Line Items]
Number of reportable segments | Entity			4	2
Conversion option, Kemrock 5.5% bonds
Significant Of Accounting Policies [Line Items]
Investment in affiliate						$ 22,700,000
Investment in affiliate, interest rate						5.50%
Debt securities, conversion date, earliest date						Jun. 04, 2012
Debt securities, conversion date, latest date						Jun. 12, 2017
Conversion option, Kemrock 5.5% bonds | Kemrock Industries and Exports Limited
Significant Of Accounting Policies [Line Items]
Impairment of investments					$ 13,700,000